Borrowings - Movement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
At June 30, 2022	R$ 710,552	R$ 242,404	R$ 168,571
Proceeds from borrowings	1,449,445	615,984	466,280
Repayment of principal amount	(1,456,017)	(299,613)	(472,909)
Accrued interest	319,557	74,081	33,971
Borrowings from acquired companies	25,756	85,097	76,915
Exchange rate translation	11,921
Interest payment	(95,739)	(7,401)	(30,424)
At June 30, 2023	R$ 965,475	R$ 710,552	R$ 242,404